Impairment	6 Months Ended
Jun. 30, 2026
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment	Note 8: Impairment

	Half-year to 30 Jun 2026 £m	Half-year to 30 Jun 2025 £m	Half-year to 31 Dec 2025 £m

Loans and advances to customers	604	492	375
Debt securities	2	–	–
Financial assets held at amortised cost	606	492	375
Financial assets at fair value through other comprehensive income	1	–	(1)
Other assets	–	(1)	3
Loan commitments and financial guarantees	9	(49)	(24)
Total impairment charge	616	442	353
There was a £78 million charge in respect of residual value impairment and voluntary terminations within the
Group’s UK Motor Finance business in the current period (half-year to 30 June 2025: £70 million; half-year to
31 December 2025: £67 million).